Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note 4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Wages, salaries and social security costs	$ 2,033,067	$ 1,943,825	$ 1,594,200
Severance indemnities	35,608	26,470	29,070
Post-employment benefits - defined contribution plans	16,014	15,055	13,256
Post-employment benefits - defined benefit plans	24,259	19,452	16,320
Employee retention and long-term incentive program	51,825	51,564	25,739
Total employee benefits expense	$ 2,160,773	$ 2,056,366	$ 1,678,585